Foreign Currency Transactions - Summary of Transactions Denominated in Foreign Currency (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2019 USD ($)
Foreign Currency Transactions [Abstract]
Revenues from aeronautical and non-aeronautical services		$ 156,021		$ 98,668		$ 172,780
Revenues for recovery expenses		854		701		2,281
Technical assistance fees		6,190		6,108		5,971
Other expenses	$ 22,980	$ 80,007	$ 20,386	$ 83,710	$ 37,814	$ 75,868